Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation
S-K
of the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company for each of the last three completed calendar years. In determining the “compensation actually paid” to the Company’s named executive officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary
Compensation
Table, as well as the adjusted values required in this section for the 2024, 2023 and 2022 calendar years. Note that for the NEOs other than our Chief Executive Officer (the “CEO”), compensation is reported as an average.
The information disclosed below has been prepared in accordance with Item 402(v) of Regulation
S-K
of the Exchange Act and does not necessarily reflect value actually realized by the NEOs or how the Company’s Compensation Committee makes decisions regarding the compensation of the Company’s NEOs. For further information concerning the Company’s philosophy and objectives regarding the compensation of the NEOs, see the section captioned “Compensation Discussion and Analysis” on page 24.
The following table sets forth information concerning the compensation of the NEOs for each of the fiscal years ended December 31, 2024, 2023 and 2022 and the Company’s financial performance for each such fiscal year:

Year (1)	Summary Compensation Table Total for CEO (2)	Compensation Actually Paid to CEO (3) (5)	Average Summary Compensation Table Total for Non-CEO NEOs (4)	Average Compensation Actually Paid to Non- CEO NEOs (3) (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) (6)	Net Income (in thousands) (7)
2024	$992,791	$995,191	$716,076	$669,676	$176.75	$3,402
2023	$665,798	$331,498	$806,776	$511,376	$76.57	($7,138)
2022	$1,762,935	($143,545)	$2,630,828	$375,465	$64.50	$8,712

(1)
The CEO for 2024, 2023 and 2022 reporting years was Vivek Gupta. The non-CEO
NEOs in the 2024 reporting year were John J. Cronin, Jr. The
Non-CEO
NEOs in 2023 reporting year were John J. Cronin, Jr. and Michael Fleishman. Mr. Fleishman resigned from his employment with the Company on November 27, 2023. The non-CEO
NEOs in the 2022 reporting year were John J. Cronin, Jr., Ganeshan Venkateshwaran and Michael Fleishman. Mr. Venkateshwaran’s employment with the Company commenced on March 28, 2022 and ended when he resigned as the Chief Executive Officer of Mastech InfoTrellis, effective November 1, 2022. Mr. Fleishman’s employment with the Company began when he became the Chief Executive Officer of Mastech InfoTrellis on November 14, 2022.

(2)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Gupta for each corresponding year in the “Total Compensation” column of the Summary Compensation Table.

(3)
The dollar amounts reported as “Compensation Actually Paid” have been computed in accordance with Item 402(v) of Regulation
S-K.
These amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 5 below.

(4)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Gupta) in the “Total Compensation” column of the Summary Compensation Table in each applicable year.

(5)
“Compensation Actually Paid” reflects the exclusions and inclusions for the CEO and the
Non-CEO
NEOs set forth below. Amounts excluded, which are set forth in the “
Minus
Option Awards from Summary Compensation Table” columns below, represent the Option Awards reported in the Option Awards column of the Summary Compensation Table for each applicable year. Amounts added back to determine “Compensation Actually Paid” are made up of the following components which are set forth in the table below, as applicable: (i) the
year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2024, 2023 and 2022.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s consolidated audited financial statements for the applicable year.

Year	Summary Compensation Table Total for CEO	Minus Option Awards from Summary Compensation Table	Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Plus Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid to CEO
2024	$992,791	—	—	$ 60,000	—	($ 57,600)	—	—	$995,191
2023	$665,798	—	—	($ 51,600)	—	($282,700)	—	—	$331,498
2022	$1,762,935	($1,095,780)	—	($920,180)	—	$109,480	—	—	($143,545)

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Minus Average Option Awards from Summary Compensation Table	Plus Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Plus Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Minus Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Plus Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Compensation Actually Paid to Non-CEO NEOs
2024	$716,076	—	—	$ 40,000	—	($ 86,400)	—	—	$669,676
2023	$806,776	—	—	($ 38,700)	—	($256,700)	—	—	$511,376
2022	$2,630,828	($2,148,280)	—	($127,333)	—	$ 20,250	—	—	$375,465

Named Executive Officers, Footnote	The
non-CEO
NEOs in the 2024 reporting year were John J. Cronin, Jr. The
Non-CEO
NEOs in 2023 reporting year were John J. Cronin, Jr. and Michael Fleishman. Mr. Fleishman resigned from his employment with the Company on November 27, 2023. The non-CEO
	NEOs in the 2022 reporting year were John J. Cronin, Jr., Ganeshan Venkateshwaran and Michael Fleishman. Mr. Venkateshwaran’s employment with the Company commenced on March 28, 2022 and ended when he resigned as the Chief Executive Officer of Mastech InfoTrellis, effective November 1, 2022. Mr. Fleishman’s employment with the Company began when he became the Chief Executive Officer of Mastech InfoTrellis on November 14, 2022.
PEO Total Compensation Amount	$ 992,791	$ 665,798	$ 1,762,935
PEO Actually Paid Compensation Amount	$ 995,191	331,498	(143,545)
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for CEO	Minus Option Awards from Summary Compensation Table	Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Plus Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid to CEO
2024	$992,791	—	—	$ 60,000	—	($ 57,600)	—	—	$995,191
2023	$665,798	—	—	($ 51,600)	—	($282,700)	—	—	$331,498
2022	$1,762,935	($1,095,780)	—	($920,180)	—	$109,480	—	—	($143,545)

Non-PEO NEO Average Total Compensation Amount	$ 716,076	806,776	2,630,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 669,676	511,376	375,465
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Minus Average Option Awards from Summary Compensation Table	Plus Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Plus Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Minus Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Plus Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Compensation Actually Paid to Non-CEO NEOs
2024	$716,076	—	—	$ 40,000	—	($ 86,400)	—	—	$669,676
2023	$806,776	—	—	($ 38,700)	—	($256,700)	—	—	$511,376
2022	$2,630,828	($2,148,280)	—	($127,333)	—	$ 20,250	—	—	$375,465

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 176.75	76.57	64.5
Net Income (Loss)	$ 3,402,000	(7,138,000)	8,712,000
PEO Name	Vivek Gupta
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,095,780)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 60,000	(51,600)	(920,180)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,600)	(282,700)	109,480
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,148,280)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,000	(38,700)	(127,333)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (86,400)	$ (256,700)	$ 20,250